Fees Summary	Aug. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 22,545,000
Total Fee Amount	3,113.47
Total Offset Amount	0
Net Fee	$ 3,113.47
Offset Table N/A	N/A